Loans, borrowings, leases, cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2021
Loans, borrowings, leases, cash and cash equivalents and short-term investments
Loans, borrowings, leases, cash and cash equivalents and short-term investments

23.   Loans, borrowings, leases, cash and cash equivalents and short-term investments

a)    Net debt

The Company evaluates the net debt with the objective of ensuring the continuity of its business in the long term.

	December 31, 2021	December 31, 2020
Debt contracts	12,180	13,360
Leases	1,602	1,667
Total of loans, borrowings and leases	13,782	15,027

(-) Cash and cash equivalents	11,721	13,487
(-) Short-term investments	184	771
Net debt	1,877	769

b)    Cash and cash equivalents

Cash and cash equivalents include cash, immediately redeemable deposits,and short-term investments with an insignificant risk of change in value. They are readily convertible to cash, being US$6,714 (US$2,849 in 2020) denominated in R$, indexed to the CDI), US$4,769 (US$10,195 in 2020) denominated in US$ and US$238 (US$443 in 2020) denominated in other currencies at the year ended of December 31, 2021.

c)    Short-term investments

As at December 31, 2021, the balance of US$184 (US$771 as at December 31, 2020) substantially comprises investments in exclusive investment fund immediately liquidity, whose portfolio is composed of committed transactions and Financial Treasury Bills (“LFTs”), which are floating-rate securities issued by the Brazilian government.

d)    Loans, borrowings, and leases

i)    Total debt

	Average interest	Current liabilities		Non-current liabilities
	rate(i)	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Quoted in the secondary market:
US$ Bonds	6.01%	—	—	7,448	7,448
Eurobonds	4.29%	—	—	—	920
R$ Debentures (ii)	10.48%	186	107	201	389
Debt contracts in Brazil in (iii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	9.29%	95	320	259	540
R$, with fixed interest	2.86%	12	20	1	14
Basket of currencies and bonds in US$ indexed to LIBOR	2.32%	11	45	—	11
Debt contracts in the international market in:
US$, with variable and fixed interest	2.24%	479	182	3,136	3,044
Other currencies, with variable interest	4.10%	77	—	10	—
Other currencies, with fixed interest	3.36%	12	12	95	107
Accrued charges		158	201	—	—
Total		1,030	887	11,150	12,473
(i)In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2021.
(ii)The Company has debentures in Brazil with BNDES raised for the Company's infrastructure investment projects.
(iii)The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 2.93% per year in US$.

Future flows of debt payments, principal and interest

		Estimated future
	Principal	interest payments (i)
2022	872	600
2023	289	564
2024	2,004	539
2025	145	510
Between 2026 and 2030	2,455	2,049
2031 onwards	6,257	2,128
Total	12,022	6,390
(i)Based on interest rate curves and foreign exchange rates applicable as at December 31, 2021 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.

Covenants

Some of the Company’s debt agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA (as defined in note 4a) and interest coverage. The Company did not identify any instances of noncompliance as at December 31, 2021.

Reconciliation of debt to cash flows arising from financing activities

	Quoted in the	Debt contracts	Debt contracts on the
	secondary market	in Brazil	international market	Total
December 31, 2020	9,046	959	3,355	13,360
Additions	—	—	930	930
Repayments (i)	(922)	(373)	(632)	(1,927)
Interest paid (ii)	(501)	(117)	(75)	(693)
Cash flow from financing activities	(1,423)	(490)	223	(1,690)

Effect of exchange rate	(118)	(199)	177	(140)
Interest accretion	469	110	71	650
Non-cash changes	351	(89)	248	510
December 31, 2021	7,974	380	3,826	12,180

(i)Includes expenses with redemption of bonds in the amount of US$63.

(ii)Classified as cash flow due to operational activities.

Funding and repayments

In January 2021, the Company contracted a credit facility indexed to Libor, in the amount of US$300, with maturity date of 2035, with the New Development Bank (“NDB”, the BRICS bank) for investments in expanding the logistics capacity of the Northern Corridor.

In October and December 2021, the Company contracted credit facilities indexed to Libor in the amounts of US$350 and US$280, with maturities in 2027 and 2032, with a commercial bank and a Japanese development bank, respectively.

In March 2021, the Company redeemed all of its 3.75% bonds due in January 2023, in the total amount of US$886 (EUR750 million), and for it paid a premium of US$63, which was recorded as “Expenses with cash tender offer redemption” in the financial result for the year ended December 31, 2021. The payments of principal and interest of other instruments were made in accordance with the conditions defined in the terms of each contracted debt.

ii) Lease liabilities

		Additions and
		contract			Transfer to
	December 31,	modifications			liabilities held	Translation	December 31,
	2020	(i)	Payments (ii)	Interest (iii)	for sale	adjustment	2021
Ports	743	30	(75)	28	—	(13)	713
Vessels	533	—	(65)	21	—	—	489
Pelletizing plants	137	130	(40)	7	—	(9)	225
Properties	142	8	(28)	5	(2)	(22)	103
Energy plants	62	—	(8)	5	—	—	59
Mining equipment and locomotives	50	70	(12)	2	(89)	(8)	13
Total	1,667	238	(228)	68	(91)	(52)	1,602
(i)	Additions and contract modifications includes the effect of US$53 due to Nacala Logistic Corridor acquisition (note 16).
(ii)	The total amount of the variable lease payments not included in the measurement of lease liabilities, which have been recognized straight to the income statement, for the year ended December 31, 2021, 2020 and 2019 was US$395, US$63 and US$560, respectively.
(iii)	The interest accretion recognized in the income statement is disclosed in note 6. Includes the amount of US$5 related to coal operations, whose impact is recorded in the financial results of discontinued operations (note 16).

Discount rates

Discount rate
Ports	3% to 6%
Vessels	3% to 4%
Pelletizing plants	3% to 5%
Properties	3% to 7%
Energy plants	4% to 5%
Mining equipment	3% to 7%

Annual minimum payments and remaining lease term

The following table presents the undiscounted lease obligation by maturity date. The lease liability recognized in the balance sheet is measured at the present value of such obligations.

							Average
							remaining term
	2022	2023	2024	2025	2026 onwards	Total	(years)
Ports	66	63	63	62	741	995	4 to 21
Vessels	64	62	60	59	345	590	3 to 11
Pelletizing plants	48	41	39	39	110	277	2 to 11
Properties	35	20	18	9	30	112	2 to 9
Energy plants	7	6	6	6	55	80	8
Mining equipment	3	2	1	1	7	14	2 to 6
Total	223	194	187	176	1,288	2,068

e) Guarantees

As at December 31, 2021 and 2020, loans and borrowings are secured by property, plant and equipment in the amount of US$82 and US$176, respectively. The securities issued through Vale’s wholly owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale.

Accounting policy

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs. The Company contracts derivatives to protect its exposure to changes in debt cash flows, changing the average cost of debts that have hedge derivatives contracted.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use.In 2021, 9% of total interest incurred was capitalized (note 6). Borrowing costs that are not capitalized are recognized in the income statement in the period in which they are incurred.

The accounting policy applied to lease liabilities is disclosed in note 18.